INTEREST-BEARING LOANS AND BORROWINGS (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 21,307,941	$ 892,815,763	₫ 6,268,276
Short-term interest-bearing loans and borrowings, TOTAL	39,894,782	1,671,615,771	14,579,553
Long-term interest-bearing loans and borrowings	30,170,149	1,264,147,700	41,624,960
Total short term and long term loans	30,170,149	1,264,147,700	41,624,960
Remaining balance of undrawn lines of credit for short-term financing	2,176,600	91,200,000
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	7,143,376	299,311,824	8,311,277	$ 348,247,591
Long-term interest-bearing loans and borrowings	22,590,438	946,553,172	27,652,234	1,158,645,521
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	11,443,465	479,488,184
Long-term interest-bearing loans and borrowings	7,551,628	316,417,833	13,972,726
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	5,205	218,093	₫ 24,000	$ 1,005,614
Long-term interest-bearing loans and borrowings	₫ 28,083	$ 1,176,695